                        MAINSTAY ACCESS VARIABLE ANNUITY

                                  INVESTING IN
                 NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT - III


                          Supplement dated July 8, 2003
                                       to
                      the Prospectus dated May 1, 2002 and
                        the Supplement dated May 1, 2003

This supplement amends the May 1, 2002 Prospectus and the May 1, 2003 supplement for the MainStay Access Variable Annuity policies ("policies"). Please read this supplement carefully and retain it for future reference. This supplement is not valid unless accompanied by both the MainStay Access Variable Annuity Prospectus dated May 1, 2002 and the supplement to the prospectus dated May 1, 2003. The terms we use in this supplement have the same meanings as in the Prospectus for the policies.

The purpose of this supplement is to amend both the May 1, 2002 Prospectus and May 1, 2003 supplement to reflect the current and guaranteed maximum charges for transfers. Keeping this purpose in mind, please note the following changes.

The Prospectus dated May 1, 2002 is modified as follows:

        1. Replace the first sentence of the of the second paragraph under "Transfers" on Page 22 with the following:

                Currently, there is no charge for the first 24 transfers in any one Policy Year. This is subject to change at any time.

        2. Replace the first sentence under "Transfer Fees" on Page 28 with the following:

                Currently, there is no charge for the first 24 transfers in any one Policy Year. This is subject to change at any time.


The Supplement dated May 1, 2003 is modified as follows:

Under the table entitled "Policyowner Transaction Expenses" on Page 1, replace the Amount Deducted for Transfer Fee with the following:

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
Transfer Fee                            Current:  $30 per transfer for each
                                        transfer over 24 in a Policy
                                        Year (subject to change at any time).

                                        Guaranteed Maximum:  $30 per transfer
                                        for each transfer over 12 in a Policy
                                        Year.
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                 New York Life Insurance and Annuity Corporation
                            (a Delaware Corporation)
                      51 Madison Avenue, New York, NY 10010